Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 71,492	$ 15,256	$ (70,532)	$ 16,216
Balance (in Shares) at Dec. 31, 2020	18,152,590
Exercise of options		105	(105)
Exercise of options (in Shares)	69,804
Exercise of warrants		4,881	(1,172)		3,709
Exercise of warrants (in Shares)	3,090,900
Expiration of options		84	(84)
Share-based payments			2,345		2,345
Issuance of shares in a business combination		5,808			5,808
Issuance of shares in a business combination (in Shares)	4,062,045
Direct registered offerings, net of issuance costs of $527 thousand		8,731	492		9,223
Direct registered offerings, net of issuance costs of $527 thousand (in Shares)	4,615,000
Issuance of shares for service provider		11			11
Issuance of shares for service provider (in Shares)	10,000
Net loss for the year				(13,125)	(13,125)
Balance at Dec. 31, 2021		91,112	16,732	(83,657)	$ 24,187
Balance (in Shares) at Dec. 31, 2021	30,000,339				4,235,525
Exercise of options		64	(64)
Exercise of options (in Shares)	46,561
Exercise of pre-funded warrants		492	(492)
Exercise of pre-funded warrants (in Shares)	260,000
Expiration of options		2,255	(2,255)
Share-based payments			2,171		2,171
Issuance of shares for service provider		104			104
Issuance of shares for service provider (in Shares)	140,135
Issuance of shares related to payment of earn-out consideration		1,050	(1,050)
Issuance of shares related to payment of earn-out consideration (in Shares)	2,181,009
Net loss for the year				(13,151)	(13,151)
Balance at Dec. 31, 2022		95,077	15,042	(96,808)	$ 13,311
Balance (in Shares) at Dec. 31, 2022	32,628,044				7,001,800
Exercise of options		188	(165)		$ 23
Exercise of options (in Shares)	224,463
Exercise of warrants		561	(232)		329
Exercise of warrants (in Shares)	1,258,420
Expiration of options		259	(259)
Repurchase of warrants related to the O.R.B. agreement		274	(640)		(366)
Share-based payments			975		975
At-the-market offering, net of issuance costs of $164		604			604
At-the-market offering, net of issuance costs of $164 (in Shares)	2,393,740
Private placement, net of issuance costs of $499 thousand		2,563	151		2,714
Private placement, net of issuance costs of $499 thousand (in Shares)	18,722,420
Classification of warrants issued under private placement to equity			1,116		1,116
Issuance of shares related to payment of earn-out consideration		1,050	(1,050)
Issuance of shares related to payment of earn-out consideration (in Shares)	4,454,545				306,170
Net loss for the year				(5,525)	$ (5,525)
Balance at Dec. 31, 2023		$ 100,576	$ 14,938	$ (102,333)	$ 13,181
Balance (in Shares) at Dec. 31, 2023	59,681,632				7,136,720